Financial Items	12 Months Ended
Dec. 31, 2020
Disclosure of additional information [Abstract]
Financial Items	Financial Items

Financial Items
($ millions)	2020	2019
Foreign exchange gain
Non-cash working capital	7	17
Other foreign exchange	7	27
Net foreign exchange gain	14	44
Finance income	25	74
Finance expenses
Long-term debt	(251)	(310)
Lease liabilities (note 10)	(97)	(106)
Other	(7)	(6)
	(355)	(422)
Interest capitalized(1)	60	177
	(295)	(245)
Accretion of asset retirement obligations (note 18)	(104)	(106)
Finance expenses	(399)	(351)
Total Financial Items	(360)	(233)
(1)    Interest capitalized on project costs is calculated using the Company’s annualized effective interest rate of 3% (2019 – 5%).